STATEMENTS OF OPERATIONS (FY) - USD ($)			3 Months Ended		4 Months Ended	6 Months Ended
	Jan. 04, 2021		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
STATEMENTS OF OPERATIONS [Abstract]
General and administrative expenses	$ 146		$ 166,913		$ 13,539	$ 392,490
Net loss	$ (146)		$ (162,428)	$ (210,251)	$ (13,539)	$ (372,679)
Weighted average shares outstanding-basic (in shares)	3,250,000	[1]			0
Weighted average shares outstanding-diluted (in shares)	3,250,000	[1]			0
Basic net loss per share (in dollars per share)	$ 0.00				$ 0
Diluted net loss per share (in dollars per share)	$ 0.00				$ 0

[1]	This number excludes an aggregate of up to 487,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4 and 6).